Schedule of compensation provided to key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure of transactions between related parties [abstract]
Salary and/or consulting fees	$ 3,550	$ 1,969
Bonus compensation	481	275
Stock-based compensation	16,235	3,836
Total	$ 20,266	$ 6,080